Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (108,161)	$ (22,156)	$ (84,812)	$ (34,528)
Other comprehensive income (loss):
Foreign currency translation adjustments	172	119	230	58
Comprehensive loss	(107,989)	(22,037)	(84,582)	(34,470)
Less: Comprehensive loss attributable to noncontrolling interest	(28,514)	(197)	(22,127)	(590)
Comprehensive loss attributable to indie Semiconductor, Inc.	$ (79,475)	$ (21,840)	$ (62,455)	$ (33,880)